UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 March 14, 2006 to March 27, 2006

 Commission File Number of issuing entity: 333-125422-56

 Bear Stearns Asset Backed Securities Trust 2006-SD1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)


 54-2195568
 54-2195569
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                  Registered/reporting
                                  pursuant to (check one)

 Title of                         Section  Section  Section    Name of Exchange
 Class                            12(b)    12(g)    15(d)      (If Section 12(b))

 Class A                           ______   ______   ___X___    ______________
 Class M-1                         ______   ______   ___X___    ______________
 Class M-2                         ______   ______   ___X___    ______________
 Class M-3                         ______   ______   ___X___    ______________
 Class M-4                         ______   ______   ___X___    ______________
 Class B-IO                        ______   ______   ___X___    ______________
 Class R-1                         ______   ______   ___X___    ______________
 Class R-2                         ______   ______   ___X___    ______________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X___ No ___




 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 27, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities Trust 2006-SD1.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset
              Backed Securities Trust 2006-SD1, relating to the March 27, 2006 distribution.


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities Trust 2006-SD1
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 Master Servicer


 /s/ Beth Belfield
 Beth Belfield, Officer

 Date: April 06, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities Trust 2006-SD1, relating to the March
                 27, 2006 distribution.



 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates


Record Date:             2/28/2006
Distribution Date:       3/27/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series 2006-SD1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                          Certificateholder Distribution Summary

     Class               CUSIP        Certificate            Beginning           Interest
                                     Pass-Through          Certificate       Distribution
                                             Rate              Balance
       A             07384YVF0           5.11000%       314,766,000.00         580,830.71
      M-1            07384YVG8           5.41000%        16,454,000.00          32,144.72
      M-2            07384YVH6           6.24000%         8,942,000.00          20,149.31
      M-3            07384YVJ2           6.24000%         4,650,000.00          10,478.00
      M-4            07384YVK9           6.24000%         1,788,000.00           4,028.96
     B-IO            07384YVL7           0.00000%                 0.00         344,595.97
      R-1            07384YVM5           0.00000%                 0.00               0.00
      R-2            07384YVN3           0.00000%                 0.00               0.00

Totals                                                  346,600,000.00         992,227.67


                             Certificateholder Distribution Summary (continued)

     Class              Principal           Current             Ending              Total        Cumulative
                     Distribution          Realized        Certificate       Distribution          Realized
                                               Loss            Balance                               Losses
       A             3,844,204.06              0.00     310,921,795.94       4,425,034.77              0.00
      M-1                    0.00              0.00      16,454,000.00          32,144.72              0.00
      M-2                    0.00              0.00       8,942,000.00          20,149.31              0.00
      M-3                    0.00              0.00       4,650,000.00          10,478.00              0.00
      M-4                    0.00              0.00       1,788,000.00           4,028.96              0.00
     B-IO                    0.00              0.00      11,088,330.21         344,595.97              0.00
      R-1                    0.00              0.00               0.00               0.00              0.00
      R-2                    0.00              0.00               0.00               0.00              0.00

Totals               3,844,204.06              0.00     353,844,126.15       4,836,431.73              0.00



                                              Principal Distribution Statement

    Class              Original          Beginning          Scheduled          UnScheduled        Accretion         Realized
                           Face        Certificate          Principal            Principal                              Loss
                         Amount            Balance       Distribution         Distribution
      A          314,766,000.00     314,766,000.00               0.00         3,844,204.06             0.00             0.00
     M-1          16,454,000.00      16,454,000.00               0.00                 0.00             0.00             0.00
     M-2           8,942,000.00       8,942,000.00               0.00                 0.00             0.00             0.00
     M-3           4,650,000.00       4,650,000.00               0.00                 0.00             0.00             0.00
     M-4           1,788,000.00       1,788,000.00               0.00                 0.00             0.00             0.00
     R-1                   0.00               0.00               0.00                 0.00             0.00             0.00
     R-2                   0.00               0.00               0.00                 0.00             0.00             0.00

Totals           346,600,000.00     346,600,000.00               0.00         3,844,204.06             0.00             0.00


                        Principal Distribution Statement (continued)

     Class                  Total             Ending             Ending              Total
                        Principal        Certificate        Certificate          Principal
                        Reduction            Balance         Percentage       Distribution
       A             3,844,204.06     310,921,795.94         0.98778711       3,844,204.06
      M-1                    0.00      16,454,000.00         1.00000000               0.00
      M-2                    0.00       8,942,000.00         1.00000000               0.00
      M-3                    0.00       4,650,000.00         1.00000000               0.00
      M-4                    0.00       1,788,000.00         1.00000000               0.00
      R-1                    0.00               0.00         0.00000000               0.00
      R-2                    0.00               0.00         0.00000000               0.00

Totals               3,844,204.06     342,755,795.94         0.98890882       3,844,204.06



                                         Principal Distribution Factors Statement

     Class             Original             Beginning             Scheduled            UnScheduled             Accretion
                           Face           Certificate             Principal              Principal
                         Amount               Balance          Distribution           Distribution
       A         314,766,000.00         1000.00000000            0.00000000            12.21289485            0.00000000
      M-1         16,454,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-2          8,942,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-3          4,650,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
      M-4          1,788,000.00         1000.00000000            0.00000000             0.00000000            0.00000000
     B-IO                  0.00            0.00000000            0.00000000             0.00000000            0.00000000
      R-1                  0.00            0.00000000            0.00000000             0.00000000            0.00000000
      R-2                  0.00            0.00000000            0.00000000             0.00000000            0.00000000


                                    Principal Distribution Factors Statement (continued)

    Class                 Realized                  Total                Ending                 Ending                 Total
                              Loss              Principal           Certificate            Certificate             Principal
                                                Reduction               Balance             Percentage          Distribution
      A                 0.00000000            12.21289485          987.78710515             0.98778711           12.21289485
     M-1                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-2                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-3                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     M-4                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     B-IO               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     R-1                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     R-2                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000


NOTE: All Classes are Per 1,000 Denomination



                                                 Interest Distribution Statement

     Class          Accrual           Accrual              Current          Beginning             Current            Payment of
                     Dates              Days           Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
       A       03/14/06 - 03/26/06       13               5.11000%     314,766,000.00          580,830.71                   0.00
      M-1      03/14/06 - 03/26/06       13               5.41000%      16,454,000.00           32,144.72                   0.00
      M-2      03/14/06 - 03/26/06       13               6.24000%       8,942,000.00           20,149.31                   0.00
      M-3      03/14/06 - 03/26/06       13               6.24000%       4,650,000.00           10,478.00                   0.00
      M-4      03/14/06 - 03/26/06       13               6.24000%       1,788,000.00            4,028.96                   0.00
     B-IO                      N/A      N/A               0.00000%     357,688,330.21                0.00                   0.00
      R-1                      N/A      N/A               0.00000%               0.00                0.00                   0.00
      R-2                      N/A      N/A               0.00000%               0.00                0.00                   0.00
Totals                                                                                         647,631.70                   0.00




                                     Interest Distribution Statement (continued)

      Class                Current       Non-Supported             Total          Remaining                   Ending
                          Interest            Interest          Interest    Unpaid Interest             Certificate/
                      Shortfall(1)           Shortfall      Distribution       Shortfall(1)                 Notional
                                                                                                             Balance
        A                     0.00                0.00        580,830.71               0.00           310,921,795.94
       M-1                    0.00                0.00         32,144.72               0.00            16,454,000.00
       M-2                    0.00                0.00         20,149.31               0.00             8,942,000.00
       M-3                    0.00                0.00         10,478.00               0.00             4,650,000.00
       M-4                    0.00                0.00          4,028.96               0.00             1,788,000.00
      B-IO                    0.00                0.00        344,595.97               0.00           353,844,126.15
       R-1                    0.00                0.00              0.00               0.00                     0.00
       R-2                    0.00                0.00              0.00               0.00                     0.00

Totals                        0.00                0.00        992,227.67               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                         Interest Distribution Factors Statement

     Class                Original          Current              Beginning                 Current           Payment of
                              Face      Certificate            Certificate/                Accrued       Unpaid Interest
                            Amount             Rate                Notional               Interest         Shortfall (1)
                                                                    Balance
       A            314,766,000.00         5.11000%           1000.00000000             1.84527779            0.00000000
      M-1            16,454,000.00         5.41000%           1000.00000000             1.95361128            0.00000000
      M-2             8,942,000.00         6.24000%           1000.00000000             2.25333371            0.00000000
      M-3             4,650,000.00         6.24000%           1000.00000000             2.25333333            0.00000000
      M-4             1,788,000.00         6.24000%           1000.00000000             2.25333333            0.00000000
     B-IO                     0.00         0.00000%              0.00000000             0.00000000            0.00000000
      R-1                     0.00         0.00000%              0.00000000             0.00000000            0.00000000
      R-2                     0.00         0.00000%              0.00000000             0.00000000            0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
       A                  0.00000000             0.00000000            1.84527779             0.00000000          987.78710515
      M-1                 0.00000000             0.00000000            1.95361128             0.00000000         1000.00000000
      M-2                 0.00000000             0.00000000            2.25333371             0.00000000         1000.00000000
      M-3                 0.00000000             0.00000000            2.25333333             0.00000000         1000.00000000
      M-4                 0.00000000             0.00000000            2.25333333             0.00000000         1000.00000000
     B-IO                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      R-1                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
      R-2                 0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are Per 1,000 Denomination


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                5,423,192.10
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   294,103.76
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 20,201.88
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         5,737,497.74

Withdrawals
     Swap Payments                                                                                       759,721.84
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           141,344.17
     Payment of Interest and Principal                                                                 4,836,431.73
Total Withdrawals (Pool Distribution Amount)                                                           5,737,497.74

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.



                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    108,219.29
Additional Servicing Fee - Wells Fargo Bank, N.A.                                        29,547.99
Master Servicing Fee - Wells Fargo Bank, N.A.                                             3,576.89
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               141,344.17

*Servicer Payees include: BANK OF AMERICA (NY); EMC MTG CORP; WELLS FARGO BANK, N.A.


                                              Reserve and Guaranty Funds

               Account Name             Beginning                Current               Current                 Ending
                                          Balance            Withdrawals              Deposits                Balance
     Supplemental Interest                   0.00                   0.00                  0.00                   0.00
               Reserve Fund
                                                     Hedge Funds

               Account Name                                 Funds In (A)          Funds Out(B)      Net Amount(A - B)

Interest Rate Swap - BSFP,                                    501,194.37          1,260,916.21           (759,721.84)
                       Inc.

                                     COLLATERAL STATEMENT
Collateral Description                                                               Mixed ARM
Weighted Average Gross Coupon                                                        6.283991%
Weighted Average Net Coupon                                                          5.920928%
Weighted Average Pass-Through Rate                                                   5.809799%
Weighted Average Remaining Term                                                            339

Beginning Scheduled Collateral Loan Count                                                1,990
Number Of Loans Paid In Full                                                                19
Ending Scheduled Collateral Loan Count                                                   1,971

Beginning Scheduled Collateral Balance                                          357,688,331.00
Ending Scheduled Collateral Balance                                             353,844,126.15
Ending Actual Collateral Balance at 28-Feb-2006                                 354,102,745.74

Monthly P&I Constant                                                              2,084,321.39
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                       20,201.88
Prepayment Penalty Paid Count                                                                3
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Scheduled Principal                                                                 289,651.17
Unscheduled Principal                                                             3,632,974.44


                            Additional Reporting - Deal Level



                                 Miscellaneous Reporting
Net Swap Payment In                                                                  0.00
Net Swap Payment Out                                                           759,721.84
Overcollateralization Amount                                                11,088,330.21
OC Deficiency Amount                                                           536,540.54
OC Reduction Amount                                                                  0.00
Specified OC Amount                                                         11,624,870.75
Excess Cash                                                                    344,595.98


                                   Structural Reporting
Stepdown Date                                                                          NO


                                 Trigger Event Reporting
Step Up Trigger
     Calculated Value                                                           0.000000%
     Threshold Value                                                            0.000000%
     Trigger Result                                                                  Pass
Realized Loss Event Trigger
     Calculated Value                                                           0.000000%
     Threshold Value                                                            0.990000%
     Trigger Result                                                                  Pass
Delinquency Event Trigger
     Calculated Value                                                           0.056295%
     Threshold Value                                                            0.060000%
     Trigger Result                                                                  Pass


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Principal Balance   Principal Balance    Principal Balance   Principal Balance    Principal Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      178                 0                    0                   0                    178
             25,786,301.06       0.00                 0.00                0.00                 25,786,301.06

60 Days      85                  0                    0                   0                    85
             14,168,581.30       0.00                 0.00                0.00                 14,168,581.30

90 Days      31                  0                    0                   0                    31
             5,236,670.27        0.00                 0.00                0.00                 5,236,670.27

120 Days     3                   0                    0                   0                    3
             544,606.88          0.00                 0.00                0.00                 544,606.88

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       297                 0                    0                   0                    297
             45,736,159.51       0.00                 0.00                0.00                 45,736,159.51

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Principal Balance   Principal Balance    Principal Balance   Principal Balance    Principal Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      9.030949%           0.000000%            0.000000%           0.000000%            9.030949%
             7.282152%           0.000000%            0.000000%           0.000000%            7.282152%

60 Days      4.312532%           0.000000%            0.000000%           0.000000%            4.312532%
             4.001263%           0.000000%            0.000000%           0.000000%            4.001263%

90 Days      1.572806%           0.000000%            0.000000%           0.000000%            1.572806%
             1.478856%           0.000000%            0.000000%           0.000000%            1.478856%

120 Days     0.152207%           0.000000%            0.000000%           0.000000%            0.152207%
             0.153799%           0.000000%            0.000000%           0.000000%            0.153799%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       15.068493%          0.000000%            0.000000%           0.000000%            15.068493%
             12.916070%          0.000000%            0.000000%           0.000000%            12.916070%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     294,103.76






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Principal Balance              0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current REO Total                                                 Aug-05            0.000%
     Loans in REO                              0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Principal Balance              0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



               REO Loan Detail - All Mortgage Loans in REO during Current Period

                                           Month
                                            Loan            First                                               Original
                          Loan           Entered          Payment                             LTV at           Principal
      Group             Number               REO             Date           State        Origination             Balance


                              No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                           Current           Paid                            Current         Approximate
                           Loan          Principal             To           Months              Loan          Delinquent
      Group              Number            Balance           Date       Delinquent              Rate            Interest

                                      No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Principal Balance              0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current Foreclosure Total                                         Aug-05            0.000%
     Loans in Foreclosure                      0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Principal Balance              0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                Current               Paid                        Current          Approximate
                                  Loan        Principal                 To         Months            Loan           Delinquent
        Group                   Number          Balance               Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Apr-05            0.000%
     Original Principal Balance             0.00                   May-05            0.000%
     Current Principal Balance              0.00                   Jun-05            0.000%
                                                                   Jul-05            0.000%
 Current Bankruptcy Total                                          Aug-05            0.000%
     Loans in Bankruptcy                       0                   Sep-05            0.000%
     Original Principal Balance             0.00                   Oct-05            0.000%
     Current Principal Balance              0.00                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%
                                                                   Mar-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

      Group                   Loan     Month Loan          First        State            LTV at            Original
                            Number        Entered        Payment                     Origination          Principal
                                       Bankruptcy           Date                                            Balance

                                        No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

       Group                  Loan            Current        Paid To        Months         Current        Approximate
                            Number          Principal           Date     Delinquent      Loan Rate         Delinquent
                                              Balance                                                        Interest

                                          No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with          Principal       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan          Principal          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006             N/A             N/A                        Feb-2006              N/A               N/A
         Mar-2006          0.000%             N/A                        Mar-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Principal Balance of Liquidated Loans)/ sum(Beg Principal Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)










               Prepayment Detail - Prepayments during Current Period
Summary
                                  Loans Paid In Full                                Repurchased Loans

                                         Original            Current                      Original            Current
                                        Principal          Principal                     Principal          Principal
       Group             Count            Balance            Balance      Count            Balance            Balance
       Total                19       3,464,718.14       3,421,317.03          0               0.00               0.00

              Prepayment Detail - Prepayments during Current Period (continued)

Summary
                              Substitution Loans                           Liquidated Loans                   Curtailments

                                    Original          Current                    Original         Current
                                   Principal        Principal                   Principal       Principal      Curtailment
      Group            Count         Balance          Balance      Count         Balance          Balance           Amount
      Total                0            0.00             0.00          0             0.00            0.00       213,454.09


               Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                Loan                             LTV at            Payment         Principal        Prepayment
       Group                  Number            State       Origination               Date           Balance            Amount
      Group 1             0064006553               CA              39.66       01-Mar-2005        232,000.00        228,683.50
      Group 1             0143773471               DC              90.00       01-Jun-2005        238,500.00        236,528.13
      Group 1             0225781673               OR              98.39       01-Jun-2003        152,506.00        144,416.81
      Group 1             1170016273               UT              89.33       01-May-2004        138,467.00        134,880.95
      Group 1             1170016457               MN              99.97       01-Dec-2005        176,453.00        175,554.69
      Group 1             1170016864               MD              94.43       01-Dec-2003        273,847.00        265,675.50
      Group 1             1172003876               IL             102.24       01-Dec-2005        143,131.14        142,276.14
      Group 1             1172005439               MI              99.22       01-Nov-2003        124,019.00        120,508.80
      Group 2             0022441703               WA              89.77       01-May-2003        117,600.00        112,590.98
      Group 2             0086100278               NJ              76.19       01-May-2005        288,000.00        291,452.89
      Group 2             0086518750               IL              76.80       01-Jun-2005         96,000.00         96,953.36
      Group 2             0133302273               RI              70.00       01-Jan-2004        151,900.00        149,924.44
      Group 2             0140661091               CA               9.26       01-Dec-2004         50,000.00         49,330.96
      Group 2             0143121333               NM              61.03       01-May-2005         59,500.00         59,067.92
      Group 2             0143183374               PA              94.52       01-May-2005        146,500.00        145,106.60
      Group 2             0143842557               FL              84.48       01-Jun-2005        490,000.00        486,166.67
      Group 2             0144798659               NY              90.00       01-Jun-2005        130,500.00        129,065.28
      Group 2             1172005208               FL              98.15       01-May-2004        143,295.00        138,837.48
      Group 2             1900001100               MN              79.92       01-Apr-2005        312,500.00        312,499.25


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
       Group                    Number               Type         Delinquent              Rate            Term       Seasoning
      Group 1               0064006553       Loan Paid in Full           0              5.625%             360              12
      Group 1               0143773471       Loan Paid in Full           0              7.125%             360               9
      Group 1               0225781673       Loan Paid in Full           0              6.000%             360              33
      Group 1               1170016273       Loan Paid in Full           0              5.625%             360              22
      Group 1               1170016457       Loan Paid in Full           0              6.000%             327               3
      Group 1               1170016864       Loan Paid in Full           0              6.000%             360              27
      Group 1               1172003876       Loan Paid in Full           0              7.750%             261               3
      Group 1               1172005439       Loan Paid in Full           0              6.500%             360              28
      Group 2               0022441703       Loan Paid in Full           0              5.375%             360              34
      Group 2               0086100278       Loan Paid in Full           0              7.125%             360              10
      Group 2               0086518750       Loan Paid in Full           0              7.125%             360               9
      Group 2               0133302273       Loan Paid in Full           0             10.125%             360              26
      Group 2               0140661091       Loan Paid in Full           0              7.125%             360              15
      Group 2               0143121333       Loan Paid in Full           0              8.250%             360              10
      Group 2               0143183374       Loan Paid in Full           0              6.875%             360              10
      Group 2               0143842557       Loan Paid in Full           0              7.375%             360               9
      Group 2               0144798659       Loan Paid in Full           0              8.000%             360               9
      Group 2               1172005208       Loan Paid in Full           0              5.250%             360              22
      Group 2               1900001100       Loan Paid in Full           0              6.375%             360              11


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.016%       Current Month             11.536%        Current Month                 408.714%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006          N/A           N/A                          Feb-2006          N/A           N/A
         Mar-2006      11.536%           N/A                          Mar-2006     408.714%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

              Loan       Beginning         Current          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment


                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

            Loan         Current       Current          Current          Loan         Current        Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                            Repurchases

               Loan                  Current                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of           Aggregate    Percentage of
      Interest Rate         Loans         Outstanding       Balance(%)
           Range(%)                        Balance($)
            < 3.500             0                0.00            0.000
     3.500    3.999            30        9,358,473.23            2.645
     4.000    4.499            29        8,274,198.88            2.338
     4.500    4.999            85       23,353,509.82            6.600
     5.000    5.499           188       44,684,391.60           12.628
     5.500    5.999           342       64,845,409.02           18.326
     6.000    6.499           473       73,044,174.46           20.643
     6.500    6.999           355       58,064,278.07           16.410
     7.000    7.499           205       41,190,278.30           11.641
     7.500    7.999           103       14,884,643.22            4.207
     8.000    8.499            68        7,724,229.70            2.183
     8.500    8.999            36        3,121,390.76            0.882
     9.000    9.499            26        2,498,754.21            0.706
     9.500    9.999            13        1,009,437.20            0.285
    10.000   10.499            10        1,038,382.93            0.293
    10.500   10.999             5          352,562.27            0.100
    11.000   11.499             2          374,856.37            0.106
    11.500   11.999             0                0.00            0.000
    12.000   12.499             0                0.00            0.000
    12.500   12.999             0                0.00            0.000
    13.000   13.499             0                0.00            0.000
 >= 13.750                      1           25,156.11            0.007
              Total         1,971      353,844,126.15          100.000

                                                 Supplemental Reporting

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a
Business Day, the next succeeding Business Day, commencing in March 2006.

Interest Accrual Period
The accrual period for the offered certificates will be the period from and including the preceding distribution date
(or from the closing date, in the case of the first distribution date) to and including the day prior to the current distribution date. Investors will be notified of a pass-through rate adjustment through the monthly distribution reports.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

LIBOR Business Day
Shall mean a day on which banks are open for dealing in foreign currency and exchange in London and New York City.

One Month LIBOR
With respect to any Interest Accrual Period and the LIBOR Certificates, the rate determined by the Securities
Administrator on the related Interest Determination Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such Interest Determination Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month Rate is available, One-Month LIBOR shall be One-Month
LIBOR applicable to the preceding Interest Accrual Period. The establishment of One-Month LIBOR on each Interest
Determination Date by the Securities Administrator and the Securities Administrators calculation of the rate of interest applicable to the LIBOR Certificates for the related Interest Accrual Period shall, in the absence of manifest error, be final and binding. LIBOR or comparable rates as may be reasonably selected by the Securities Administrator),
One-Month LIBOR for the applicable Interest Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Securities Administrator and no Reference Bank.

Closing Date
March 14, 2006.

Specified Overcollateralization Amount
With respect to the Mortgage Loans the first Distribution Date, $0. With respect to the Mortgage Loans and any subsequent Distribution Date (i) prior to the Stepdown Date, 3.25% of the aggregate Cut-off Date Principal Balance of the Mortgage Loans and (ii) on and after the Stepdown Date, provided a Trigger Event is not in effect, the greater of
(a) 6.50% of the Stated Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after reduction for Realized Losses incurred during the related Due Period and prepayments received during the related
Prepayment Period) and (b) the Overcollateralization Floor or (iii) on and after the Stepdown Date and if a Trigger
Event is in effect, the Specified Overcollateralization Amount for the immediately preceding Distribution Date.

Rocord Date
With respect to each Class of Certificates (except the Adjustable Rate Certificates) and (a) the first Distribution
Date, the Closing Date, and (b) with respect to any other Distribution Date, the close of business on the last Business
Day of the month preceding the month in which such Distribution Date occurs. With respect to the Adjustable Rate
Certificates and any Distribution Date, so long as such Certificates are Book-Entry Certificates, the Business Day
preceding such Distribution Date, and otherwise, the close of business on the last Business Day of the month preceding the month in which such Distribution Date occurs.
